Document and Entity Information	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	CECO ENVIRONMENTAL CORP.
Document Period End Date	Oct. 02, 2026
Entity Central Index Key	0000003197
Entity File Number	000-07099
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	13-2566064
Entity Address, Address Line One	5080 Spectrum Drive
Entity Address, Address Line Two	East Tower
Entity Address, Address Line Three	Suite 800E
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	214
Local Phone Number	357-6181
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CECO
Security Exchange Name	NASDAQ